Supplement dated October 2, 2006
                      to Prospectus for John Hancock Trust
                              Dated April 28, 2006

Large Cap Value Trust

On September 29, 2006, BlackRock Investment Management LLC ("BIM") became the subadviser to the Large Cap Value Trust replacing Fund Asset Management, L.P. ("FAM"). The subadviser change, which was approved by the Board of Trustees of the Large Cap Value Trust, was in connection with the consummation of a transaction on September 29, 2006 involving BlackRock, Inc. ("BlackRock") and Merrill Lynch & Co., Inc. ("ML & Co."), whereby ML & Co.'s investment management business combined with that of BlackRock to create a new independent company that is one of the world's largest asset management firms with nearly $1 trillion in assets under management and offers a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the United States and in non-U.S. markets. The combined company has over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, United Kingdom, Asia, Australia, Middle East and Europe. The former FAM portfolio manager will continue to manage the Large Cap Value Trust for BIM, and the new subadvisory agreement with BIM will not result in any change in the level or quality of subadvisory services provided to the Large Cap Value Trust.

BIM is an indirect wholly owned subsidiary of BlackRock with offices located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. BlackRock is owned approximately 49% by ML & Co., approximately 34% by The PNC Financial Services Group, Inc. ("PNC") and approximately 17% by employees and public shareholders. PNC is a diversified financial services organization with headquarters at 249 Fifth Avenue, One PNC Plaza, Pittsburgh, Pennsylvania 15222. ML & Co. is a financial services holding company with offices at World Financial Center, North Tower, 250 Vesey Street, New York, NY 10080. ML & Co. and PNC may be deemed "controlling persons" (as defined in the 1940 Act) of BIM because of their ownership of the voting securities of BlackRock or their power to exercise a controlling influence over its management or policies.


Large Cap Value Trust

The advisory fee for the Large Cap Value Trust is currently:

                               First             Between
                               $500 million      $500 million and       Excess Over
                               of Aggregate      $1 billion of          $1 billion of
                               Net Assets        Aggregate Net Assets   Aggregate Net Assets
Portfolio                      ------------      --------------------   --------------------
Large Cap Value(1).............0.825%            0.800%                 0.775%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Large Cap Value Trust, a series of John Hancock Trust, and the Large Cap Value Fund, a series of John Hancock Funds II, are included.

Effective December 1, 2006, the advisory fee for the Large Cap Value Trust will be amended to add two additional breakpoints for assets above $1.5 billion, as follows:

                                       Between          Between         Between
                     First             $500 million     $1 billion and  $1.5 billion and   Excess Over
                     $500 million      and $1 billion   $1.5 billion of $2 billion of      $2 billion of
                     of Aggregate      of Aggregate     Aggregate Net   Aggregate Net      Aggregate
                     Net Assets        Net Assets       Assets          Assets             Net Assets
Portfolio            ------------      --------------   --------------- ----------------   -------------
Large Cap Value(1)...0.825%            0.800%           0.775%          0.720%             0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of the Large Cap Value Trust, a series of John Hancock Trust, and the Large Cap Value Fund, a series of John Hancock Funds II, are included.


Mid Cap Core Trust
Strategic Value Trust

At a meeting held on September 28-29, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which the acquired portfolios of the Trust listed below (the "Acquired Portfolios") will be combined into the corresponding acquiring portfolios of the Trust listed below (the "Acquiring Portfolios"):

          Acquired Portfolios                Acquiring Portfolios
          -------------------                --------------------
          Mid Cap Core Trust                 Mid Cap Index Trust
          Strategic Value Trust              Large Cap Value Trust


The Plan requires the approval of the shareholders of each Acquired Portfolio, and a shareholders meeting to approve the Plan has been scheduled for November 30, 2006. If the Plan is approved by shareholders, it is expected that the mergers will take place immediately after the close of business on or about December 1, 2006.


Science & Technology Trust

Effective October 6, 2006, RCM Capital Management LLC ("RCM") will become a co-subadviser to the Science & Technology Trust along with T. Rowe Price Associates, Inc. ("T. Rowe Price") who will continue to manage the portfolio. Each subadviser will independently manage its portion of the portfolio. It is currently anticipated that each subadviser will manage approximately 50% of the portfolio although the Adviser may change this allocation at any time without notice to shareholders.

In managing its portion of the portfolio, RCM may enter into short sales including short sales against the box.

The Science & Technology Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, equity linked notes and common stocks include derivatives relating to common stocks, such as options on equity linked notes.

The RCM portfolio managers for the portfolio:

Walter C. Price, CFA (since 2006). Mr. Price is a Senior Analyst for the Trust. He joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

Huachen Chen, CFA (since 2006). Mr. Chen is a Senior  Portfolio  Manager for the
Trust.   He  joined  RCM  in  1984  and  since  1990  had  extensive   portfolio
responsibilities for technology and capital goods stocks.


Science & Technology Trust
Small Company Value Trust

T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. Due to the addition of a co-subadviser for the Science & Technology Trust this waiver is amended and restated as follows:

This waiver is based on the combined average daily net assets of the following funds that are managed by T. Rowe Price: for John Hancock Trust the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust, Real Estate Equity Trust; for John Hancock Funds II the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios"). Only that portion of the net assets of the Science & Technology Trust and the Science & Technology Fund that are managed by T. Rowe Price are included for purposes of determining the combined average daily net assets of the T. Rowe Portfolios.

The current percentage fee reduction is as follows:

                                                                                 Fee Reduction
                                                                              (As a Percentage of
                                                                                the Subadvisory
Combined Average Daily Net Assets of the T. Rowe Portfolios                          Fee)
-----------------------------------------------------------                   -------------------
First $750 million............................................................0.00%
Over $750 million.............................................................5.00%

Effective November 1, 2006, the percentage reduction will be as follows:

                                                                                 Fee Reduction
                                                                              (As a Percentage of
                                                                                the Subadvisory
Combined Average Daily Net Assets of the T. Rowe Portfolios                          Fee)
-----------------------------------------------------------                   -------------------
First $750 million.............................................................0.00%
Next $750 million..............................................................5.00%
Next $1.5 billion..............................................................7.50%
Over $3 billion...............................................................10.00%

The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Price Portfolio by the amount that the subadvisory fee is reduced.

These voluntary fee waivers may be terminated at any time by, respectively, T. Rowe Price and the Adviser.


Special Value Trust

Effective December 1, 2006, CAM North America, LLC (to be renamed ClearBridge Advisors, LLC) ("ClearBridge Advisors") will become the subadviser to the Special Value Trust, replacing Salomon Brothers Asset Management Inc. ("SaBAM"). ClearBridge Advisors, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management (of which SaBAM is a part), which was acquired by Legg Mason, Inc. in December 2005. ClearBridge Advisors is a wholly-owned subsidiary of Legg Mason.

The subadviser change was approved by the Board of Trustees of the Special Value Trust at the September 28-29, 2006 Board of Trustees meeting. The new subadvisory agreement with ClearBridge Advisors will not result in any change in the level or quality of subadvisory services provided to the Special Value Trust or in advisory or subadvisory fee rates.


Emerging Growth Trust
Strategic Income Trust

Effective October 1, 2006, Sovereign Asset Management, LLC changed its name to MFC Global Investment Management (U.S.), LLC ("MFC Global Investment Management"). The name change will not impact the management of the portfolios, and the portfolio management team (and their investment philosophy and process) for each of these portfolios will remain the same. MFC Global Investment Management is the asset management arm of Manulife Financial Corporation. Based in North America and with investment offices in Boston, Toronto, London, Tokyo, Hong Kong and Southeast Asia, MFC Global Investment Management has more than 100 years of investment management experience.


Small Cap Index Trust
Mid Cap Index Trust
Total Stock Market Index Trust
500 Index Trust

The following  additional  portfolio manager has been added to each of the Index
Trusts:

Tina Hsiao (since 2005). Ms. Hsiao is a Portfolio Manager of the Index Trusts at MFC Global Investment Management. Ms. Hsiao joined MFC Global (U.S.A.) in 2005, has her Bachelor of Commerce from the University of Toronto and holds the Chartered Financial Analyst designation.




(Manulife Prior)
0506:10313
0506:70385
0506:120322
0506:60329
0506:70386
0506:120323
0506:60338

                        Supplement dated October 2, 2006
                      to Prospectus for John Hancock Trust
                              Dated April 28, 2006

Science & Technology Trust

Effective October 6, 2006, RCM Capital Management LLC ("RCM") will become a co-subadviser to the Science & Technology Trust along with T. Rowe Price Associates, Inc. ("T. Rowe Price") who will continue to manage the portfolio. Each subadviser will independently manage its portion of the portfolio. It is currently anticipated that each subadviser will manage approximately 50% of the portfolio although the Adviser may change this allocation at any time without notice to shareholders.

In managing its portion of the portfolio, RCM may enter into short sales including short sales against the box.

The Science & Technology Trust invests, under normal market conditions, at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, equity linked notes and common stocks include derivatives relating to common stocks, such as options on equity linked notes.

The RCM portfolio managers for the portfolio:

Walter C. Price, CFA (since 2006). Mr. Price is a Senior Analyst for the Trust. He joined RCM in 1974 as a senior securities analyst in technology and became a principal in 1978.

Huachen Chen, CFA (since 2006). Mr. Chen is a Senior  Portfolio  Manager for the
Trust.   He  joined  RCM  in  1984  and  since  1990  had  extensive   portfolio
responsibilities for technology and capital goods stocks.


Science & Technology Trust
Small Company Value Trust

T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. Due to the addition of a co-subadviser for the Science & Technology Trust this waiver is amended and restated as follows:

This waiver is based on the combined average daily net assets of the following funds that are managed by T. Rowe Price: for John Hancock Trust the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust, Real Estate Equity Trust; for John Hancock Funds II the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios"). Only that portion of the net assets of the Science & Technology Trust and the Science & Technology Fund that are managed by T. Rowe Price are included for purposes of determining the combined average daily net assets of the T. Rowe Portfolios.

The current percentage fee reduction is as follows:

                                                                                 Fee Reduction
                                                                              (As a Percentage of
                                                                                the Subadvisory
Combined Average Daily Net Assets of the T. Rowe Portfolios                          Fee)
-----------------------------------------------------------                   -------------------
First $750 million............................................................0.00%
Over $750 million.............................................................5.00%

Effective November 1, 2006, the percentage reduction will be as follows:

                                                                                 Fee Reduction
                                                                              (As a Percentage of
                                                                                the Subadvisory
Combined Average Daily Net Assets of the T. Rowe Portfolios                          Fee)
-----------------------------------------------------------                   -------------------
First $750 million............................................................0.00%
Next $750 million.............................................................5.00%
Next $1.5 billion.............................................................7.50%
Over $3 billion..............................................................10.00%

The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Price Portfolio by the amount that the subadvisory fee is reduced.

These voluntary fee waivers may be terminated at any time by, respectively, T. Rowe Price and the Adviser.



(Manulife New)
0506:120310
0506:703439
0506:703412
0506:10306
0506:703409
0506:120312

                        Supplement dated October 2, 2006
                      to Prospectus for John Hancock Trust
                              Dated April 28, 2006


Blue Chip Growth Trust
Equity-Income Trust
Health Sciences Trust
Mid Value Trust

T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. Due to the addition of a co-subadviser for the Science & Technology Trust this waiver is amended and restated as follows:

This waiver is based on the combined average daily net assets of the following funds that are managed by T. Rowe Price: for John Hancock Trust the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust, Real Estate Equity Trust; for John Hancock Funds II the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios"). Only that portion of the net assets of the Science & Technology Trust and the Science & Technology Fund that are managed by T. Rowe Price are included for purposes of determining the combined average daily net assets of the T. Rowe Portfolios.

The current percentage fee reduction is as follows:

                                                                                 Fee Reduction
                                                                              (As a Percentage of
                                                                                the Subadvisory
Combined Average Daily Net Assets of the T. Rowe Portfolios                          Fee)
-----------------------------------------------------------                   -------------------
First $750 million............................................................0.00%
Over $750 million.............................................................5.00%

Effective November 1, 2006, the percentage reduction will be as follows:

                                                                                 Fee Reduction
                                                                              (As a Percentage of
                                                                                the Subadvisory
Combined Average Daily Net Assets of the T. Rowe Portfolios                          Fee)
-----------------------------------------------------------                   -------------------
First $750 million............................................................0.00%
Next $750 million.............................................................5.00%
Next $1.5 billion.............................................................7.50%
Over $3 billion..............................................................10.00%

The Adviser has also voluntarily agreed to reduce the advisory fee for each T. Rowe Price Portfolio by the amount that the subadvisory fee is reduced.

These voluntary fee waivers may be terminated at any time by, respectively, T. Rowe Price and the Adviser.

Overseas Equity Trust

Effective October 1, 2006, Christopher Reed is no longer a portfolio manager for the Overseas Equity Trust. Capital Guardian Trust Company will continue to utilize a multiple portfolio manager system in managing the Trust's assets.


Active Bond Trust

Effective October 1, 2006, Sovereign Asset Management, LLC changed its name to MFC Global Investment Management (U.S.), LLC ("MFC Global Investment Management"). The name change will not impact the management of the portfolios, and the portfolio management team (and their investment philosophy and process) for each of these portfolios will remain the same. MFC Global Investment Management is the asset management arm of Manulife Financial Corporation. Based in North America and with investment offices in Boston, Toronto, London, Tokyo, Hong Kong and Southeast Asia, MFC Global Investment Management has more than 100 years of investment management experience.


Small Cap Index Trust
Mid Cap Index Trust
Total Stock Market Index Trust
500 Index Trust B

The following  additional  portfolio manager has been added to each of the Index
Trusts:

Tina Hsiao (since 2005). Ms. Hsiao is a Portfolio Manager of the Index Trusts at MFC Global Investment Management. Ms. Hsiao joined MFC Global (U.S.A.) in 2005, has her Bachelor of Commerce from the University of Toronto and holds the Chartered Financial Analyst designation.




(Hancock)
INDPRO
JHVPRO
HSBCWBPRO
RVAVIP
RVAV2
S8136
S8137

                        Supplement dated October 2, 2006
          to Statement of Additional Information for John Hancock Trust
                              Dated April 28, 2006

Investment Restrictions
-----------------------

Investment  restriction  (1)  under  the  heading  "Investment   Restrictions  -
Fundamental" is amended and restated to read:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U.S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations, except that this restriction shall not apply to Health Sciences Trust, Real Estate Securities Trust, Utilities Trust, Natural Resources Trust, the Index Allocation Trust, Real Estate Equity Trust and Global Real Estate Trust. (The Trust has determined to forego the exclusion from the above policy of obligations of domestic branches of U.S. savings and loan associations and to limit the exclusion of obligations of domestic branches of U.S. banks to the Money Market Trust and Money Market Trust B.)

The Natural Resources Trust will concentrate it assets in securities of issuers in natural resource-related companies worldwide.

For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

For purposes of the concentration policy the Lifestyle Trusts, the Absolute Return Trust and any other fund-of-funds will look through to the portfolio holdings of the underlying funds in which they invest and will aggregate the holdings of the underlying funds to determine concentration in a particular industry in accordance with the above policy. For purposes of this policy only those underlying funds that are part of the John Hancock family of funds will be aggregated; the Lifestyle Trusts, Absolute Return Trust and any other fund-of-funds will not aggregate underlying fund holdings, if any, in non-John Hancock funds.


The following investment restriction under the heading "Investment Restrictions, Nonfundamental" has been deleted:

(13) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the portfolio's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the portfolio or more than 5% of the value of the portfolio's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with:

(a) a merger, consolidation or reorganization,

(b) the investment of collateral received in connection with the lending of securities in the Navigator Securities Lending Trust, or

(c) the purchase of shares of the T. Rowe Price Reserve Investment Fund, a T. Rowe Price Associates, Inc. money market fund. (However, a portfolio of the Trust may not invest more than 25% of its total assets in the T. Rowe Price Reserve Investment Fund).

For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. This restriction (13) shall not apply to the Lifestyle Trusts, the Index Allocation Trust and the Absolute Return Trust.


Appendix III
------------

Information Regarding Portfolio Managers of the Trust Portfolios under the heading "RCM Capital Management LLC - Other Accounts Managed" is amended and restated:

                           RCM Capital Management LLC

                          Emerging Small Company Trust
                           Science & Technology Trust

                               Portfolio Managers
                               ------------------

Emerging Small Company Trust: Thomas Ross and Louise Laufersweiller Science & Technology Trust: Walter Price and Huachen Chen

                             Other Accounts Managed
                             ----------------------

The following summarizes information regarding each of the accounts, excluding portfolios of the John Hancock Trust that were managed by RCM Capital Management LLC ("RCM") portfolio managers as of October 2, 2006, including amounts managed by a team, committee, or other group that includes the portfolio manager. The advisory fee charged for managing each of these accounts is not based on performance.


------------------ ------------- --------------- ------------ ------------ -------------- -----------------
                                                                           Other
                                                                           Registered      Other
                                                 Other         Other       Investment     Registered
Portfolio Manager  Other Pooled   Other Pooled   Accounts     Accounts     Cos            Investment cos
------------------ ------------- --------------- ------------ ------------ -------------- -----------------
                   #              $              #             $           #               $
------------------ ------------- --------------- ------------ ------------ -------------- -----------------
Walter Price                  3   $ 70.90                  14  $181.20                13   $2,072.22
------------------ ------------- --------------- ------------ ------------ -------------- -----------------
Huachen Chen                  3   $ 70.90                  12  $167.20                13   $2,072.22
------------------ ------------- --------------- ------------ ------------ -------------- -----------------
Thomas Ross                   5   $193.36                  12  $346.50                 3   $205.75
------------------ ------------- --------------- ------------ ------------ -------------- -----------------
Louise
Laufersweiler                 0   $ -                      6   $548.50                 1   $60.05
------------------ ------------- --------------- ------------ ------------ -------------- -----------------

Description of Potential Conflicts of Interest

Like other investment professionals with multiple clients, a portfolio manager for a fund may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which RCM believes are faced by investment professionals at most major financial firms. RCM has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

These potential conflicts may include, among others:

     o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

     o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

     o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

A potential conflict of interest may arise when a fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, RCM's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if one account is favored over another in allocating securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one RCM account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. RCM has adopted compliance procedures that provide that any transaction between funds and another RCM-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Funds. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(c) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

A fund's portfolio managers may also face other potential conflicts of interest in managing a fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Funds and other accounts. In addition, a fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. RCM's investment personnel, including each fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions, pursuant to Codes of Ethics adopted by RCM, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. See "Code of Ethics".

Pallas Investment Partners, L.P. ("Pallas") and Related Entities. Pallas is an investment adviser registered with the SEC. Pallas is owned by Walter Price. Mr. Price is dually employed by Pallas and by RCM.

Pallas serves as investment manager to two unregistered investment companies (the "Pallas Hedge Funds") - Pallas Global Technology Hedge Fund, L.P. and Pallas Investments II, L.P., each a Delaware limited partnership. The general partner of Pallas Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. is Pallas Investments, LLC, a Delaware limited liability company (the "General Partner"). Mr. Price owns a majority of the interests in the General Partner. RCM has the right to a minority percentage of the profits of Pallas that are derived from the Pallas Hedge Funds. RCM has a minority ownership interest in the General Partner. Each of the Pallas Hedge Funds pays a management fee and an incentive fee (based on a percentage of profits) to either Pallas or the General Partner. The management fee is 1.25% for Pallas
Investments II, L.P. and Pallas Global Technology Hedge Fund, L.P. Mr. Price acts as portfolio manager for certain RCM client accounts including, among others, the AXA Multimanager Technology Fund.

RCM and Pallas share common employees, facilities, and systems. Pallas may act as investment adviser to one or more of RCM's affiliates, and may serve as sub-adviser for accounts or clients for which RCM or one of its affiliates serves as investment manager or investment adviser. RCM also may provide other services, including but not limited to investment advisory services or administrative services, to Pallas.

RCM, Pallas, and the Allianz Advisory Affiliates all engage in proprietary research and all acquire investment information and research services from broker-dealers. RCM and the Allianz Advisory Affiliates share such research and investment information.

In addition, trades entered into by Pallas on behalf of Pallas' clients are executed through RCM's equity trading desk, and trades by Pallas on behalf of Pallas' clients (including the Pallas Hedge Funds) are aggregated with trades by RCM on behalf of RCM's clients. All trades on behalf of Pallas' clients that are executed through RCM's equity trading desk will be executed pursuant to procedures designed to ensure that all clients of both RCM and Pallas (including the Pallas Hedge Funds) is treated fairly and equitably over time. The General Partner and/or Pallas receive a participation in the profits of the Pallas Hedge Funds. Mr. Price also invested personally in one or more of the Pallas Hedge Funds. As a result, Mr. Price has a conflict of interest with respect to the management of the Pallas Hedge Funds and the other accounts that he manages, and he may have an incentive to favor the Pallas Hedge Funds over other accounts that he manages. RCM has adopted procedures reasonably designed to ensure that Mr. Price meets his fiduciary obligations to all clients for whom he acts as portfolio manager and treats all such clients fairly and equitably over time.

Compensation

RCM believes that their compensation program is competitively positioned to attract and retain high-caliber investment professionals. RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, stock appreciation right units and a benefits package (the "Bonus Program"). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the "Profit Program").

Bonus Program. RCM maintains a compensation system that is designed to reward excellence, retain talent and align the individual interests of our staff with the investment results generated on behalf of our clients. The primary components of this system are base compensation, incentive bonus, profit sharing and long term incentive units (LTIP). We strive to provide our staff with competitive salaries and incentive compensation that is driven by peer data and investment performance. In addition, our key staff will benefit by the overall success of our business in both the short term (profit sharing) and the long term (LTIP), ensuring that monetary reward is competitive and reflective of the investment results received by our clients.

Annual Bonus. All portfolio managers also receive discretionary compensation in the form of a bonus. The discretionary bonus is designed to reward investment professionals for sustained high performance by linking pay to two core elements: quantitatively measured investment results, and firm profitability. At the start of the year, each portfolio manager receives a target bonus. The target bonus is based on the individuals' years of experience and level of responsibility in the organization. Third party compensation data is also consulted to ensure that the level of the target bonus is competitive. The actual bonus amount paid at year-end can be more than the target bonus by as much as 300% or less than the target bonus (to as little as no bonus) - depending on individual, team and firm performance.

Stock  Appreciation  Rights. Key members of RCM's investment staff are allocated
Stock Appreciation Right (SARs) units at the beginning of each year. The SARs vest over five years. Each tranche of SARs are paid-out on the fifth anniversary of their issuance - the amount of which is based on the increase in profitability of the firm during that five-year period.

Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the Non-Qualified Deferred Compensation Plan.

Profit Program.
---------------
In the Profit Program portfolio managers share in the profits generated by the mutual fund they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund. Under this program portfolio managers also are eligible to participate in the Stock Appreciation Rights program and the retirement plans referenced above.

Securities Ownership
--------------------

Emerging Small Company Fund
Thomas Ross-None
Louise Laufersweiler-None

Appendix III
------------

MFC Global Investment Management (U.S.A.) Limited

Information Regarding Portfolio Managers of the Trust Portfolios under the heading "MFC Global Investment Management (U.S.A.) Limited - Other Accounts Managed" add:

Tina Hsiao       500 Index Trust                    Other Registered Investment  Companies:  Ten (10) funds
                 500 Index Trust B                  with total assets of approximately $4.4 billion.
                 Mid Cap Index Trust
                 Small Cap Index Trust              Other  Pooled  Investment  Vehicles:  Two (2)  Canadian
                 Total Stock Market Index Trust     funds  with  total  assets  of   approximately   $193.3
                                                    million.

                                                    Other Accounts:  Four (4) accounts with total assets of
                                                    approximately $535.1 million.





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